SEGMENT REPORTING	9 Months Ended
Jul. 31, 2013
Segment Reporting [Abstract]
SEGMENT REPORTING	4. Segment Reporting The Companies currently operate in two business segments, which consist of Real Estate Management/Rental Operations and Land Resource Management.